Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Mar. 31, 2024		$ 450		$ 13,038,677	$ (16,746,217)	$ 50,451	$ (3,656,639)
Balances, shares at Mar. 31, 2024		4,500,000
Treasury stock, shares at Mar. 31, 2024
Foreign currency translation adjustment						(25,038)	(25,038)
Net loss for the period					(1,635,923)		(1,635,923)
Balances at Sep. 30, 2024		$ 450		13,038,677	(18,382,140)	25,413	(5,317,600)
Balances, shares at Sep. 30, 2024		4,500,000
Treasury stock, shares at Sep. 30, 2024
Balances at Mar. 31, 2025	$ 482	$ 405		23,796,923	(20,122,627)	26,604	$ 3,701,787
Balances, shares at Mar. 31, 2025	4,821,281	4,050,000
Treasury stock, shares at Mar. 31, 2025
Foreign currency translation adjustment						(9,959)	$ (9,959)
Net loss for the period					(2,383,928)		(2,383,928)
Share issued for consultancy fee	$ 25			517,475			517,500
Share issued for consultancy fee, shares	250,000
Settlement in share received from promissory note receivable			$ (32)	(714,495)			(714,527)
Settlement in share received from promissory note receivable, shares	(316,004)		316,004
Balances at Sep. 30, 2025	$ 507	$ 405	$ (32)	$ 23,599,903	$ (22,506,555)	$ 16,645	$ 1,110,873
Balances, shares at Sep. 30, 2025	4,755,277	4,050,000
Treasury stock, shares at Sep. 30, 2025			316,004				316,004